Fair Value of Financial Instruments (Fair Value, by Balance Sheet Grouping) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	$ 41,654	$ 0
Mortgages Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	265,118	35,320
Mortgages Notes Payable [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	271,056	35,686
Senior Secured Credit Facility [Member] | Fair Value, Inputs, Level 3 [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	124,604	42,407
Senior Secured Credit Facility [Member] | Fair Value, Inputs, Level 3 [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value Disclosure	124,604	42,407
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	41,654
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	(3,830)
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	37,824
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0	0
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	0	0
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(3,830)	(98)
Interest Rate Swap [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Financial Instruments, Liabilities, Fair Value Disclosure	(3,830)	(98)
Preferred Stock and Senior Notes [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	41,654
Preferred Stock and Senior Notes [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	0
Preferred Stock and Senior Notes [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	0
Preferred Stock and Senior Notes [Member] | Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities, at fair value	$ 41,654